Borrowed Funds (Other Borrowings) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011	Sep. 30, 2010
Other borrowings, Amount	$ 515,000	$ 668,609
Weighted Average Contractual Rate	4.00%	3.97%
Repurchase Agreements [Member]
Other borrowings, Amount	515,000	615,000
Weighted Average Contractual Rate	4.00%	4.03%
Debentures [Member]
Other borrowings, Amount		$ 53,609
Weighted Average Contractual Rate		3.28%